Other Financial Liabilities - Summary of finance lease by currency and maturity y (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Lease Obligations [Line Items]
Current Finance Lease Liabilities	$ 35,667	$ 26,647
Noncurrent Finance Lease Liabilities	$ 86,306	$ 77,845
Colombia | Colombian peso [Member] | Codensa [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	9.48%	9.48%
Current Finance Lease Liabilities	$ 6	$ 8
Noncurrent Finance Lease Liabilities		$ 7
Colombia | Colombian peso [Member] | Emgesa S.A. E.S.P.
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate		11.69%
Current Finance Lease Liabilities		$ 440
Noncurrent Finance Lease Liabilities		337
Undiscounted Cash Flow
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	92,181	83,461
Undiscounted Cash Flow | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	28,784	14,248
Undiscounted Cash Flow | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	47,322	68,119
Undiscounted Cash Flow | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	1,184	$ 1,094
Undiscounted Cash Flow | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	$ 14,891
Financial Lease [Member] | Undiscounted Cash Flow | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	5.23%	5.65%
Financial Lease [Member] | Undiscounted Cash Flow | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	4.34%	3.96%
Financial Lease [Member] | Undiscounted Cash Flow | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	9.60%	9.34%
Financial Lease [Member] | Undiscounted Cash Flow | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	20.35%
Vamos [Member] | Brazil | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	8.39%
Current Finance Lease Liabilities	$ 1,067
Noncurrent Finance Lease Liabilities	$ 2,321
MAESTRO [Member] | Brazil | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	19.50%
Current Finance Lease Liabilities	$ 681
Noncurrent Finance Lease Liabilities	$ 1,492
JSL 3 [Member] | Brazil | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	17.96%
Current Finance Lease Liabilities	$ 133
Noncurrent Finance Lease Liabilities	$ 79
JSL 2 [Member] | Brazil | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	28.64%
Current Finance Lease Liabilities	$ 974
Noncurrent Finance Lease Liabilities	$ 1,335
JSL 1 [Member] | Brazil | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	25.21%
Current Finance Lease Liabilities	$ 2,768
Noncurrent Finance Lease Liabilities	$ 4,669
JSL 4 [Member] | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	28.41%
Current Finance Lease Liabilities	$ 113
Noncurrent Finance Lease Liabilities	$ 221
DHL [Member] | Brazil | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	13.39%
Current Finance Lease Liabilities	$ 486
Noncurrent Finance Lease Liabilities	$ 1,388
Arval [Member] | Brazil | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	24.90%
Current Finance Lease Liabilities	$ 1,065
Noncurrent Finance Lease Liabilities	$ 144
AGAGUS [Member] | Brazil | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	30.85%
Current Finance Lease Liabilities	$ 775
Noncurrent Finance Lease Liabilities	$ 632
Banco Santander Per [Member] | Peru | Peruvian sol [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	5.32%	5.13%
Current Finance Lease Liabilities	$ 382	$ 249
Noncurrent Finance Lease Liabilities	$ 1,275
Banco Continental [Member] | Peru | Peruvian sol [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	5.97%	5.60%
Current Finance Lease Liabilities	$ 2,877	$ 867
Noncurrent Finance Lease Liabilities	$ 7,784
Banco Continental [Member] | Peru | Peruvian sol [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	4.23%	5.98%
Noncurrent Finance Lease Liabilities	$ 10,886
Mareauto Colombia SAS [Member] | Colombia | Colombian peso [Member] | Emgesa S.A. E.S.P.
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	11.78%	8.40%
Current Finance Lease Liabilities	$ 78	$ 7
Noncurrent Finance Lease Liabilities	$ 39
Equirent S.A. [Member] | Colombia | Colombian peso [Member] | Emgesa S.A. E.S.P.
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	7.70%	2.75%
Current Finance Lease Liabilities	$ 232
Noncurrent Finance Lease Liabilities	$ 14
Equirent S.A. [Member] | Colombia | Colombian peso [Member] | Codensa [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	9.54%	9.54%
Current Finance Lease Liabilities	$ 41	$ 41
Noncurrent Finance Lease Liabilities	$ 30	$ 77
Transportes Especializados Aliados S.A.S. [Member] | Colombia | Colombian peso [Member] | Codensa [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	12.50%
Current Finance Lease Liabilities	$ 203
Noncurrent Finance Lease Liabilities	$ 565
Transportes Especializados JR [Member] | Colombia | Colombian peso [Member] | Emgesa S.A. E.S.P.
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	11.69%	7.70%
Current Finance Lease Liabilities	$ 349	$ 265
Noncurrent Finance Lease Liabilities		$ 268
Mareauto Colombia SAS [Member] | Colombia | Colombian peso [Member] | Codensa [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	11.78%	11.78%
Current Finance Lease Liabilities	$ 834	$ 120
Noncurrent Finance Lease Liabilities	1,004	$ 229
Consorcio Empresarial [Member] | Colombia | Colombian peso [Member] | Emgesa S.A. E.S.P.
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate		11.78%
Current Finance Lease Liabilities		$ 52
Noncurrent Finance Lease Liabilities		$ 84
Banco Corpbanca [Member] | Colombia | Colombian peso [Member] | Emgesa S.A. E.S.P.
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate		3.63%
Current Finance Lease Liabilities		$ 3,407
Noncurrent Finance Lease Liabilities		4,247
One to three months [Member] | Undiscounted Cash Flow
Disclosure Of Financial Lease Obligations [Line Items]
Current Finance Lease Liabilities	10,816	8,867
One to three months [Member] | Undiscounted Cash Flow | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Finance Lease Liabilities	1,944	1,632
One to three months [Member] | Undiscounted Cash Flow | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Finance Lease Liabilities	5,756	6,751
One to three months [Member] | Undiscounted Cash Flow | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Finance Lease Liabilities	517	484
One to three months [Member] | Undiscounted Cash Flow | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Finance Lease Liabilities	2,599
Three to twelve months [Member] | Undiscounted Cash Flow
Disclosure Of Financial Lease Obligations [Line Items]
Current Finance Lease Liabilities	31,194	22,568
Three to twelve months [Member] | Undiscounted Cash Flow | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Finance Lease Liabilities	5,748	3,565
Three to twelve months [Member] | Undiscounted Cash Flow | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Finance Lease Liabilities	16,939	17,916
Three to twelve months [Member] | Undiscounted Cash Flow | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Finance Lease Liabilities	1,325	1,087
Three to twelve months [Member] | Undiscounted Cash Flow | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Finance Lease Liabilities	7,182
Year 2
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	51,610	24,792
Year 2 | Colombia | Colombian peso [Member] | Codensa [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities		7
Year 2 | Colombia | Colombian peso [Member] | Emgesa S.A. E.S.P.
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities		337
Year 2 | Undiscounted Cash Flow
Disclosure Of Financial Lease Obligations [Line Items]
Current Finance Lease Liabilities	42,010	31,435
Noncurrent Finance Lease Liabilities	54,652	28,342
Year 2 | Undiscounted Cash Flow | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Finance Lease Liabilities	7,692	5,197
Noncurrent Finance Lease Liabilities	14,398	4,325
Year 2 | Undiscounted Cash Flow | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Finance Lease Liabilities	22,695	24,667
Noncurrent Finance Lease Liabilities	33,725	23,097
Year 2 | Undiscounted Cash Flow | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Finance Lease Liabilities	1,842	1,571
Noncurrent Finance Lease Liabilities	1,086	920
Year 2 | Undiscounted Cash Flow | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Finance Lease Liabilities	9,781
Noncurrent Finance Lease Liabilities	5,443
Year 2 | Vamos [Member] | Brazil | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	842
Year 2 | MAESTRO [Member] | Brazil | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	450
Year 2 | JSL 3 [Member] | Brazil | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	79
Year 2 | JSL 2 [Member] | Brazil | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	701
Year 2 | JSL 1 [Member] | Brazil | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	1,468
Year 2 | JSL 4 [Member] | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	58
Year 2 | DHL [Member] | Brazil | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	292
Year 2 | Arval [Member] | Brazil | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	132
Year 2 | AGAGUS [Member] | Brazil | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	384
Year 2 | Banco Santander Per [Member] | Peru | Peruvian sol [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	403
Year 2 | Banco Continental [Member] | Peru | Peruvian sol [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	2,991
Year 2 | Banco Continental [Member] | Peru | Peruvian sol [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	2,946
Year 2 | Mareauto Colombia SAS [Member] | Colombia | Colombian peso [Member] | Emgesa S.A. E.S.P.
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	39
Year 2 | Equirent S.A. [Member] | Colombia | Colombian peso [Member] | Emgesa S.A. E.S.P.
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	14
Year 2 | Equirent S.A. [Member] | Colombia | Colombian peso [Member] | Codensa [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	30	45
Year 2 | Transportes Especializados Aliados S.A.S. [Member] | Colombia | Colombian peso [Member] | Codensa [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	565
Year 2 | Transportes Especializados JR [Member] | Colombia | Colombian peso [Member] | Emgesa S.A. E.S.P.
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities		252
Year 2 | Mareauto Colombia SAS [Member] | Colombia | Colombian peso [Member] | Codensa [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	1,004	129
Year 2 | Consorcio Empresarial [Member] | Colombia | Colombian peso [Member] | Emgesa S.A. E.S.P.
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities		52
Year 2 | Banco Corpbanca [Member] | Colombia | Colombian peso [Member] | Emgesa S.A. E.S.P.
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities		2,807
Year 3
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	20,787	39,618
Year 3 | Undiscounted Cash Flow
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	22,426	41,232
Year 3 | Undiscounted Cash Flow | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	7,223	8,393
Year 3 | Undiscounted Cash Flow | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	11,180	32,665
Year 3 | Undiscounted Cash Flow | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	98	174
Year 3 | Undiscounted Cash Flow | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	3,925
Year 3 | Vamos [Member] | Brazil | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	912
Year 3 | MAESTRO [Member] | Brazil | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	515
Year 3 | JSL 2 [Member] | Brazil | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	203
Year 3 | JSL 1 [Member] | Brazil | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	1,052
Year 3 | JSL 4 [Member] | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	66
Year 3 | DHL [Member] | Brazil | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	331
Year 3 | Arval [Member] | Brazil | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	12
Year 3 | AGAGUS [Member] | Brazil | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	223
Year 3 | Banco Santander Per [Member] | Peru | Peruvian sol [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	424
Year 3 | Banco Continental [Member] | Peru | Peruvian sol [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	3,153
Year 3 | Banco Continental [Member] | Peru | Peruvian sol [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	3,073
Year 3 | Equirent S.A. [Member] | Colombia | Colombian peso [Member] | Codensa [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities		32
Year 3 | Transportes Especializados JR [Member] | Colombia | Colombian peso [Member] | Emgesa S.A. E.S.P.
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities		16
Year 3 | Mareauto Colombia SAS [Member] | Colombia | Colombian peso [Member] | Codensa [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities		100
Year 3 | Consorcio Empresarial [Member] | Colombia | Colombian peso [Member] | Emgesa S.A. E.S.P.
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities		32
Year 3 | Banco Corpbanca [Member] | Colombia | Colombian peso [Member] | Emgesa S.A. E.S.P.
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities		1,440
Year 4
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	9,623	10,517
Year 4 | Undiscounted Cash Flow
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	10,233	10,936
Year 4 | Undiscounted Cash Flow | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	5,492	998
Year 4 | Undiscounted Cash Flow | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	2,417	9,938
Year 4 | Undiscounted Cash Flow | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	2,324
Year 4 | Vamos [Member] | Brazil | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	567
Year 4 | MAESTRO [Member] | Brazil | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	527
Year 4 | JSL 2 [Member] | Brazil | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	123
Year 4 | JSL 1 [Member] | Brazil | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	281
Year 4 | JSL 4 [Member] | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	33
Year 4 | DHL [Member] | Brazil | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	376
Year 4 | AGAGUS [Member] | Brazil | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	25
Year 4 | Banco Santander Per [Member] | Peru | Peruvian sol [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	448
Year 4 | Banco Continental [Member] | Peru | Peruvian sol [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	1,640
Year 4 | Banco Continental [Member] | Peru | Peruvian sol [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	3,210
Year 5
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	2,584	2,918
Year 5 | Undiscounted Cash Flow
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	2,868	2,951
Year 5 | Undiscounted Cash Flow | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	1,671	532
Year 5 | Undiscounted Cash Flow | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities		$ 2,419
Year 5 | Undiscounted Cash Flow | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	1,197
Year 5 | JSL 2 [Member] | Brazil | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	166
Year 5 | JSL 1 [Member] | Brazil | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	365
Year 5 | JSL 4 [Member] | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	7
Year 5 | DHL [Member] | Brazil | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	389
Year 5 | Banco Continental [Member] | Peru | Peruvian sol [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	1,657
More than five years
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	1,702
More than five years | Undiscounted Cash Flow
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	2,002
More than five years | Undiscounted Cash Flow | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	2,002
More than five years | JSL 2 [Member] | Brazil | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	142
More than five years | JSL 1 [Member] | Brazil | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	1,503
More than five years | JSL 4 [Member] | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	$ 57